Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010
Current assets:
Cash and cash equivalents	$ 19,202	$ 68,182
Restricted cash	373	397
Accounts receivable, less allowance for bad debts of $2,134 at January 1, 2011 and $2,148 at January 2, 2010	87,455	45,572
Escrow receivable	16,267	0
Inventories	45,606	19,057
Income taxes refundable	1,474	605
Other current assets	8,833	5,348
Deferred income taxes	6,376	7,216
Total current assets	185,586	146,377
Property, plant and equipment, net	393,420	151,982
Intangible assets, less accumulated amortization of $56,689 at January 1, 2011 and $51,109 at January 2, 2010	390,954	40,298
Goodwill	376,263	79,085
Other assets	36,035	8,429
Assets, Total	1,382,258	426,171
Current liabilities:
Current portion of long-term debt	3,009	5,009
Accounts payable, principally trade	70,123	18,746
Accrued expenses	81,698	47,522
Total current liabilities	154,830	71,277
Long-term debt, net of current portion	707,030	27,539
Other non-current liabilities	50,760	36,143
Deferred income taxes	5,342	6,335
Total liabilities	917,962	141,294
Commitments and contingencies
Stockholders' equity:
Common stock, $.01 par value; 150,000,000 and 100,000,000 shares authorized, 93,014,691 and 82,629,970 shares issued at January 1, 2011 and January 2, 2010, respectively	930	826
Additional paid-in capital	290,106	157,343
Treasury stock, at cost; 455,020 and 403,280 shares at January 1, 2011 and January 2, 2010, respectively	(4,340)	(3,855)
Accumulated other comprehensive loss	(20,988)	(23,782)
Retained earnings	198,588	154,345
Total stockholders' equity	464,296	284,877
Liabilities and Stockholders' Equity, Total	$ 1,382,258	$ 426,171